As filed with the Securities and Exchange Commission on May 13, 2020

Registration No. 33-11371

File No. 811-4982

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

__________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 83	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 85	☒

(Check appropriate box or boxes)

__________________________

HEARTLAND GROUP, INC.

(Exact Name of Registrant as Specified in Charter)

790 NORTH WATER STREET, SUITE 1200

MILWAUKEE, WISCONSIN 53202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (414) 347-7777

Vinita K. Paul

Heartland Group, Inc.

790 North Water Street, Suite 1200

Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copies to:

Ellen R. Drought, Esq. Godfrey & Kahn, S.C. 833 East Michigan Street Suite 1800 Milwaukee, Wisconsin 53202	PETER D. FETZER, ESQ. Foley & Lardner LLP 777 East Wisconsin Avenue Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on May 1, 2020 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 83 to the Registration Statement of Heartland Group, Inc. (the “Company”) hereby incorporates Parts A, B and C from the Company’s PEA No. 82 on Form N-1A filed on April 28, 2020. This PEA No. 83 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 82 to the Company’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, and State of Wisconsin on the 13th day of May, 2020.

HEARTLAND GROUP, INC.

By:	/s/ William R. Nasgovitz
William R. Nasgovitz, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below on this 13th day of May, 2020, by the following persons in the capacities indicated.

SIGNATURE	TITLE

/s/ William R. Nasgovitz	Chief Executive Officer, President and Director
William R. Nasgovitz

/s/ Nicole J. Best	Treasurer and Principal Accounting Officer (Chief Financial and Accounting Officer)
Nicole J. Best

*/s/ Robert A. Rudell	Director
Robert A. Rudell

*/s/ Dale J. Kent	Director
Dale J. Kent

*/s/ Ward D. Armstrong	Director
Ward D. Armstrong

*Pursuant to Power of Attorney previously filed

/s/ Vinita K. Paul
Vinita K. Paul

C-2

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase